                                Filed with the Securities and Exchange Commission on December 18, 2007

Registration No. 333-130989                                                            Investment Company Act No. 811-07325
=======================================================================================================================================

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4
                                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                                    Post-Effective Amendment No. 9

                                                                  and
                                    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                           Amendment No. 85

                                         PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                                      (Exact Name of Registrant)

                                                     PRUCO LIFE INSURANCE COMPANY
                                                          (Name of Depositor)

                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                            (973) 367-1730
                               (Address and telephone number of depositor's principal executive offices)

                                                           JOSEPH D. EMANUEL
                                                          CHIEF LEGAL OFFICER
                                                     PRUCO LIFE INSURANCE COMPANY
                                                           751 BROAD STREET
                                                       NEWARK, NEW JERSEY 07102
                                          (Name and Address of Agent for Service of Process)

                                                               Copy To:
                                                     C. CHRISTOPHER SPRAGUE, ESQ.
                                                 VICE PRESIDENT AND CORPORATE COUNSEL

                                       751 Broad Street, Newark, New Jersey 07901 (973) 802-6997

                                      Approximate Date of Proposed Sale to the Public: Continuous

                           It is proposed that this filing become effective:  (check appropriate space)
                                    [X]  immediately upon filing pursuant to paragraph (b) of Rule 485
                                    [ ]  on __________ pursuant to paragraph (b) of Rule 485
                                    [ ]  60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                         on                       pursuant to paragraph (a) (i) of Rule 485
                                    [ ]  75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on ______________pursuant to paragraph (a) (ii) of Rule 485

                           If appropriate, check the following box:
                                    [ ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                 Title of Securities Being Registered:
                                          Interest in Individual Variable Annuity Contracts.
---------------------------------------------------------------------------------------------------------------------------------------
Premier

                                                                 Note:

Registrant is filing this Post-Effective Amendment No. 9 to Registration Statement No. 333-130989 for the purpose of including in the
Registration Statement a Prospectus Supplement.  The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 3 filed with the SEC on April 19, 2007, as supplemented, are hereby incorporated by reference.
Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                                      PRUCO LIFE INSURANCE COMPANY
                                               PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                                         Prudential Premier Variable Annuity B, L, and X Series

                                              Supplement to Prospectuses Dated May 1, 2007
                                                    Supplement dated January 28, 2008

     This  Supplement  should be read and retained  with the current  Prospectus  for your annuity.  This  Supplement is intended to update certain  information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other  variable  annuity  listed here that you do not own. If you would like  another  copy of the current  Prospectus, please contact us at 1-888-PRU-2888.

     We are issuing this supplement to describe new optional  living  benefits as well as to announce  certain other changes to your prospectus.  Highest Daily GRO, which is one of the new optional benefits,  is a new guaranteed minimum  accumulation  benefit.
     Under this benefit,  we guarantee a specified  amount of Account Value at certain  dates in the future.  Thus,  this benefit is appropriate  for someone who wants to guarantee  their Account Value as of a future date,  notwithstanding  any market declines that may occur.  Highest Daily Lifetime  Seven is a lifetime  guaranteed  minimum  withdrawal  benefit.  As under Highest Daily
     GRO, we guarantee an amount under the benefit  irrespective  of any declines in your  Account  Value.  Highest  Daily  Lifetime
     Seven  differs,  however,  in the way that this  guaranteed  value is  intended to be  accessed.  Specifically,  Highest  Daily
     Lifetime Seven  contemplates  withdrawals  that you take from your Annuity over your lifetime.  As detailed below, we guarantee these  withdrawal  amounts,  regardless  of any declines in your Account  Value.  Thus,  Highest  Daily  Lifetime  Seven may be
     appropriate for someone who wants to protect an amount to be used for withdrawals over a period of time.  Spousal Highest Daily
     Lifetime Seven works the same way, except that the withdrawals are guaranteed over the lives of two spouses.

     I.  TABLE OF CONTENTS

o        In the Table of Contents, immediately after the entry for "Do You Offer Programs Designed to Provide Investment
              Protection for Owners While They Are Alive?", we add a new  line item entitled "Highest Daily Guaranteed Return
              Option (Highest Daily GRO)."

o        In the Table of Contents, immediately after the entry for Highest Daily Lifetime Five Income Benefit (Highest Daily
              Lifetime Five), we add a new line item entitled "Highest Daily Lifetime Seven Income Benefit (Highest Daily Lifetime
              Seven), followed by a line item entitled "Spousal Highest Daily Lifetime Seven Income Benefit (Spousal Highest Daily
              Lifetime Seven)".

o        In the Table of Contents, immediately after the entry for APPENDIX D, we add the following line items:  APPENDIX E -
              ASSET TRANSFER FORMULA UNDER HIGHEST DAILY GRO and APPENDIX F - ASSET TRANSFER FORMULA UNDER HIGHEST DAILY LIFETIME
              SEVEN AND SPOUSAL HIGHEST DAILY LIFETIME SEVEN

II.  GLOSSARY OF TERMS

o        In the Glossary of Terms of each prospectus, we add the following new definitions:

Highest Daily Guaranteed Return Option (Highest Daily GRO):  Highest Daily GRO is a separate optional benefit that, for an additional cost, guarantees a "return of premium" at one or more future dates and that requires your participation in an asset transfer program.

Highest Daily Lifetime Seven Income Benefit:  An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value.  Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value.  Highest Daily Lifetime Seven is the same class of optional benefit as our Highest Daily
Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.

Spousal Highest Daily Lifetime Seven Income Benefit:  The spousal version of the Highest Daily Lifetime Seven Income Benefit.
Spousal Highest Daily Lifetime Seven is the same class of optional benefit as our Spousal Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated.

III.  SUMMARY OF CONTRACT FEES AND CHARGES

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately before the entry for Guaranteed Minimum Income Benefit (GMIB) to reflect the charge for Highest Daily GRO:

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                          YOUR OPTIONAL BENEFIT FEES AND CHARGES
--------------------------------------------------------------------------------------
------------------ -------------- --------------- --------------- --------------------
                     OPTIONAL         TOTAL            TOTAL
                                                                         TOTAL
                                      ANNUAL          ANNUAL            ANNUAL
                      BENEFIT       CHARGE(1)        CHARGE(1)         CHARGE(1)
                       FEE/            for              for               for
OPTIONAL BENEFIT      CHARGE         B Series        L Series          X Series
------------------ -------------- --------------- --------------- --------------------
--------------------------------------------------------------------------------------
HIGHEST DAILY GUARANTEED RETURN OPTION (Highest Daily GRO)
--------------------------------------------------------------------------------------
------------------ -------------- --------------- --------------- --------------------
                                  1.50%(3)        1.85%(3)        1.90%(3)
                   0.75%
                   maximum
                   charge(2)

                   0.35%
                   current
                   charge
------------------ -------------- --------------- --------------- --------------------

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately after the entry for Highest Daily Lifetime Five Income Benefit), to reflect the charge for Highest Daily
         Lifetime Seven:

--------------------------------------------------------------------------------------
                          YOUR OPTIONAL BENEFIT FEES AND CHARGES
--------------------------------------------------------------------------------------
------------------ -------------- --------------- --------------- --------------------
                     OPTIONAL         TOTAL            TOTAL
                                                                         TOTAL
                                      ANNUAL          ANNUAL            ANNUAL
                      BENEFIT       CHARGE(1)        CHARGE(1)         CHARGE(1)
                        FEE/           for              for               for
OPTIONAL BENEFIT       CHARGE        B Series        L Series          X Series
------------------ -------------- --------------- --------------- --------------------
--------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME SEVEN
--------------------------------------------------------------------------------------
------------------ -------------- --------------- --------------- --------------------
                                  1.15%(3)        1.50%(3)        1.55%(3)
                   1.50%
                   maximum
                   charge(2)

                   0.60%
                   current
                   charge
------------------ -------------- --------------- --------------- --------------------

o        In the Summary of Contract Fees and Charges section, under Your Optional Benefit Fees and Charges, we add the following
         (immediately after the entry for Highest Daily Lifetime Seven Income Benefit), to reflect the charge for Spousal Highest
         Daily Lifetime Seven:

--------------------------------------------------------------------------------------
                          YOUR OPTIONAL BENEFIT FEES AND CHARGES
--------------------------------------------------------------------------------------
------------------ -------------- --------------- --------------- --------------------
                     OPTIONAL         TOTAL            TOTAL
                                                                         TOTAL
                                      ANNUAL          ANNUAL            ANNUAL
                      BENEFIT       CHARGE(1)        CHARGE(1)         CHARGE(1)
                        FEE/           for              for               for
OPTIONAL BENEFIT       CHARGE        B Series        L Series          X Series
------------------ -------------- --------------- --------------- --------------------
--------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME SEVEN
--------------------------------------------------------------------------------------
------------------ -------------- --------------- --------------- --------------------
                                  1.15%(3)        1.50%(3)        1.55%(3)
                   1.50%
                   maximum
                   charge(2)

                   0.75%
                   current
                   charge
------------------ -------------- --------------- --------------- --------------------
1/ The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the
Sub-accounts.  If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.  With respect to GMIB, the 0.50% charge is assessed against the GMIB Protected Income Value, and not against the value of the Sub-accounts.  With respect to Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven, the
0.60% charge and 0.75% charge, respectively, is assessed against the Protected Withdrawal Value, and not against the value of the
Sub-accounts.  With respect to each of Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven, one-fourth of the annual charge is deducted at the end of each quarter, where the quarters are part of years that have as their anniversary the date that the benefit was elected.  These optional benefits are not available under the Beneficiary Continuation Option.

2/ We reserve the right to increase the charge to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.  However, we have no present intention of doing so.

3/ HOW CHARGE IS DETERMINED
o        HDGRO: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts.  For B Series, 1.50%
         total annual charge applies in all Annuity years.  For L Series, 1.85% total annual charge applies in all Annuity years, and for X Series, 1.90% total annual charge applies in all Annuity Years.
o        HIGHEST DAILY LIFETIME SEVEN: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV").  For B
         Series, 1.15% total annual charge applies in all Annuity years; 0.60% of PWV is in addition.  For L Series, 1.50% total annual charge applies in all Annuity years; 0.60% of PWV is in addition. For X Series, 1.55% total annual charge applies in all Annuity Years; 0.60% of PWV is in addition.
o        SPOUSAL HIGHEST DAILY LIFETIME SEVEN:  Charge for this benefit is assessed against the Protected Withdrawal Value
         ("PWV").  For B Series, 1.15% total annual charge applies in all Annuity years; 0.75% of PWV is in addition.  For L
         Series, 1.50% total annual charge applies in all Annuity years; 0.75% of PWV is in addition. For X Series, 1.55% total annual charge applies in all Annuity Years; 0.75% of PWV is in addition.

o        In the Investment Options section of the prospectus, we add the following, to reflect the Portfolios that are permissible with respect to each new optional benefit being added:

Under Highest Daily GRO, all Sub-accounts are permitted.

Under Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven, only the following Sub-accounts are permitted:

  AST Capital Growth Asset Allocation Portfolio
  AST Balanced Asset Allocation Portfolio
  AST Conservative Asset Allocation Portfolio
  AST Preservation Asset Allocation Portfolio
  AST First Trust Balanced Target Portfolio
  AST First Trust Capital Appreciation Target Portfolio
  AST Advanced Strategies Portfolio
  AST T. Rowe Price Asset Allocation Portfolio
  AST UBS Dynamic Alpha Strategy Portfolio
  AST American Century Strategic Allocation Portfolio

IV.      NEW BENEFITS

o        In the Living Benefits Programs section, under the heading "Do you offer programs designed to provide investment protection for owners while they are alive?", we revise the first sentence immediately following the 4th bullet to state:

"The "living benefits" that we offer are the Highest Daily Guaranteed Return Option (Highest Daily GRO),  the Guaranteed Minimum
Income Benefit (GMIB), the Lifetime Five Income Benefit, the Spousal Lifetime Five Income Benefit, the Highest Daily Lifetime Five
Income Benefit, the Highest Daily Lifetime Seven Income Benefit and the Spousal Highest Daily Lifetime Seven Income Benefit."
We add the following as a new section immediately before the section above entitled "Guaranteed Minimum Income Benefit (GMIB)":

HIGHEST DAILY GUARANTEED RETURN OPTION (Highest Daily GRO)

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  The Highest Daily Guaranteed Return Option described below is only being offered in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.  You can elect this benefit on the
  Issue Date of your Annuity, or at any time thereafter (unless you previously participated in Highest Daily GRO, in which case your election must be on an Annuity Anniversary).  Highest Daily GRO is not available if you participate in any other living benefit.  However, Highest Daily GRO may be elected together with any optional death benefit, other than the Highest Daily Value
  Death Benefit.
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      Highest Daily GRO creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period.  As each year of your participation in the benefit passes, we create a new guarantee.  Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner).  We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee.

      The guarantees provided by the program exist only on the applicable maturity date(s).   However, due to the ongoing
monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the program may provide some protection from significant market losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date. For this same reason, the program may limit your ability to benefit from market increases while it is in effect.

      The initial guarantee is created on the day that the Highest Daily GRO benefit is added to your Annuity.  We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that the Highest Daily GRO benefit was added to your Annuity.  Each benefit anniversary thereafter, we create a new guarantee.  With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which Highest Daily GRO was added to your Annuity.  We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value
that occurred during that time period.   The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit.  If the date of benefit election were January 1,
2009, we would create a guarantee on January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and
January 1, 2012, and that guarantee would mature on January 1, 2022.  As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date".  If the Account
Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your
Account Value up to the guaranteed amount.  If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day.  We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio
Sub-account" described below) in accordance with your current allocations instructions.  Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio
Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis.   If the entire account value
is invested in an AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.

We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date.  For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2009 would increase the guaranteed amounts to $130,000 and $150,000, respectively.  As illustrated in the examples below, additional Purchase Payments also increase an amount we refer to as the "dollar-for-dollar corridor."

We reflect the effect of withdrawals by reference to an amount called the "dollar-for-dollar corridor."  The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election).  Each
"benefit year" (i.e., a year that begins on the date of election of Highest Daily GRO and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year (ii) the amount of each outstanding guarantee amount, and (iii) the highest daily Account Value
that we calculate to establish a guarantee, by the exact amount of the withdrawal.   However, if you withdraw more than the
dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee.  We calculate a proportional reduction by
(i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal") (ii)
subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii), and (iv) reducing each guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee and the dollar for dollar corridor itself, by the percentage derived in (iii).  See examples of this calculation below.

Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.
EXAMPLES

The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the Highest Daily GRO program are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for Highest Daily GRO or other fees and charges.

Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
o        The initial guarantee amount is reduced by the amount withdrawn (i.e., by  $10,000, from $250,000 to $240,000).
o        The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from
    $12,500 to $2,500).

Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
o        the initial guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);
o        The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or $177,500).

The resulting initial guarantee amount is: $237,500 X (1 - $7,500 / $177,500), or $227,464.79.

o        The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.
KEY FEATURE-- Allocation of Account Value

To allow us to make these guarantees, we monitor your Account Value according to the formula that is set forth in the schedule supplement to the rider.  Because the formula is made part of your schedule supplement, the formula may not be altered.  However, we do reserve the right to amend the formula for newly-issued annuity contracts that elect Highest Daily GRO and for existing contracts that elect the benefit post-issue.  This required allocation mechanism helps us manage our financial exposure under
Highest Daily GRO, by moving assets out of certain Sub-accounts in certain scenarios.  In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one of a specified group of bond portfolios within Advanced
Series Trust) (collectively, the "AST Bond Portfolios").  The formula also contemplates the transfer of assets from the AST Bond
Portfolios to the other Sub-accounts in other scenarios.

For purposes of operating the Highest Daily GRO formula, we have included as investment options within this Annuity several AST bond portfolios.  Each AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit.  For example, there would be an AST bond portfolio whose underlying investments generally mature in 2018 (corresponding to all guarantees that mature in 2018), an AST Bond Portfolio whose underlying investments generally mature in 2019 (corresponding to all guarantees that mature in 2019), and so forth.  We will introduce new
AST bond portfolios in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit.  If you have elected Highest Daily GRO, you may invest in an AST bond portfolio only by operation of the asset transfer formula, and thus you may not allocate Purchase Payments to such a Portfolio.  Please see this prospectus and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.  A summary description of each AST Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and
Policies Of The Portfolios?" Upon the initial transfer of your Account Value into an AST Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation.  In addition, you can find a copy of the AST Bond Portfolio prospectus by going to www.prudential.com.

Although we employ several AST bond portfolios for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time.  In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account."  The formula may dictate that a transfer out of the
Current AST  bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST  bond portfolio Sub-account.
Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the
"current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account").  Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

In general, the asset transfer formula works as follows.  On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding.  For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date.  As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment.  Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued).  The greatest of each such present value is referred to as the "current liability" in the formula.  The formula compares the current liability to the amount of your Account Value held within the Current AST bond portfolio Sub-account and to your Account Value held within the other Sub-accounts.  If the current liability, reduced by the amount held within the Current
AST bond portfolio Sub-account, and divided by the amount held within your other Sub-accounts, exceeds an upper target value
(currently, 0.85), then the formula will make a transfer into the Transfer AST bond portfolio Sub-account, in the amount dictated by the formula.  If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 0.79), then the formula will transfer Account Value within the Current AST bond portfolio Sub-account into the other Sub-accounts (other than the Transfer AST bond portfolio Sub-account), in the amount dictated by the formula.

If a significant amount of your Account Value is systematically transferred to an AST bond portfolio Sub-account to support the guarantee amounts during periods of market declines, low interest rates, and/or as the guarantee nears its maturity date, less of your Account Value may be available to participate in the investment experience of the other Sub-accounts if there is a subsequent market recovery.  During periods closer to the maturity date of the guarantee, a significant portion of your Account Value may be allocated to an AST bond portfolio Sub-account to support any applicable guaranteed amount(s).

Election/Cancellation of the Program
Highest Daily GRO can be elected on the Issue Date of your Annuity, or at any time thereafter (unless you previously participated in Highest Daily GRO, in which case your election must be on an Annuity Anniversary).  If you elect the benefit after the Issue
Date of your Annuity, the benefit will be effective as of the Valuation Day that we receive the required documentation in good order at our home office, and the initial guaranteed amount will equal the Account Value on that day.  You may elect Highest Daily
GRO only if the oldest of the Owner and Annuitant is 84 (80 for Pruco Life OF NEW JERSEY Prudential Premier Series (B, X and L))
or younger on the date of election.

You may cancel Highest Daily GRO at any time.  Upon cancellation, we will transfer any Account Value that is held in an AST bond portfolio Sub-account to the other Sub-accounts, according to your current allocation instructions.  Highest Daily GRO will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity.  If you elect to terminate the program, Highest Daily GRO will no longer provide any guarantees.  The charge for the Highest Daily GRO program will no longer be deducted from your Account Value upon termination of the program.

Special Considerations under Highest Daily GRO
This program is subject to certain rules and restrictions, including, but not limited to the following:
o        Upon inception of the program, 100% of your Account Value must be allocated to the permitted Sub-accounts.  The permitted
         Sub-accounts are those described in the Investment Option section of this prospectus.   No fixed interest rate
         allocations may be in effect as of the date that you elect to participate in the program.
o        You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.
o        Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the program will not count toward the maximum number of free transfers allowable under the
         Annuity.
o        Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract"
         for income tax purposes.
o        As the time remaining until the applicable maturity date gradually decreases, the program may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
o        We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program.  We reserve the right to transfer any Account Value in a prohibited investment option to an eligible investment option.
         Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. We may also require that you allocate your Account Value according to an asset allocation model.

     Charges under the Program
     We deduct an annual charge equal to 0.35% of the average daily net assets of the Sub-accounts (including each AST bond portfolio Sub-account) for participation in the Highest Daily GRO program. The charge is deducted daily.  The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the program.  We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit.

o        We add the following as a new Appendix E:

Asset Transfer Formula Under Highest Daily GRO:

The following are the Terms and Definitions referenced in the Transfer Calculation Formula:
o        AV is the current Account Value of the Annuity
o        V is the current Account Value of the elected Sub-accounts of the Annuity
o        B is the total current value of the AST bond portfolio Sub-account
o        Cl is the lower target value.  Currently, it is 79%.
o        Ct is the middle target value.  Currently, it is 82%.
o        Cu is the upper target value.  Currently, it is 85%.

For each guarantee provided under the program,
o        Gi is the guarantee amount
o        Ni is the number of days until the maturity date
o        di is the discount rate applicable to the number of days until the maturity date.  It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment.  Once selected, we will not change the applicable benchmark index.
     However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one.  Otherwise we will substitute a comparable benchmark index.  We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation
Day, when a transfer is required.

The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period.  We call the greatest of these values the "current liability (L)."

         L = MAX (Li), where Li = Gi / (1 + di)(Ni/365).

Next the formula calculates the following formula ratio:

         r = (L - B) / V.

If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund Sub-account associated with the current liability.  If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

         The formula will transfer assets into the Transfer Account if r > Cu.

         The transfer amount is calculated by the following formula:
                  T = {Min(V, [L - B - V*Ct] / (1 - Ct))}

If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.

         The transfer amount is calculated by the following formula:
                  T = {Min(B, - [L - B- V*Ct] / (1 - Ct))}

If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

o        The following description of the new optional living benefit is added immediately after the section for Highest Daily
              Lifetime Five in the "Living Benefit Programs" in each Prospectus:

HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT
HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (HIGHEST DAILY LIFETIME SEVEN)

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Highest Daily Lifetime Seven is offered as an alternative to Lifetime Five, Spousal Lifetime Five, and Highest Daily Lifetime
Five. Currently, if you elect Highest Daily Lifetime Seven and subsequently terminate the benefit, you will have a waiting period until you can elect Spousal Lifetime Five, Lifetime Five, Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven.
See "Election of and Designations under the Program" below for details. The income benefit under Highest Daily Lifetime Seven currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. The
Highest Daily Lifetime Seven Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). As long as your Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this program.  For a more detailed description of the permitted investment options, see the Investment options section of this prospectus.
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We offer a benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the
"Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals.
The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Highest
Daily Lifetime Seven, and in the Appendices to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the
Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account
Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Seven.

KEY FEATURE--Protected Withdrawal Value

The Protected Withdrawal Value is used to calculate the initial Annual Income Amount.  On the effective date of the benefit, the
Protected Withdrawal Value is equal to your Account Value.  On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit.  On each Valuation Day thereafter, until the earlier of the first withdrawal or Tenth Anniversary Date, we recalculate the Periodic Value.  We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth
Anniversary Date.  On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

(1)      the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of  7% annually  during the calendar day(s) between the Prior Valuation Day and the Current
                      Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and
(2)      the Account Value.

If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

(1)      the Account Value; or
(2)      the Periodic Value on the date of the withdrawal.

If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth
Anniversary Date is equal to the greatest of:

(1)      the Account Value; or
(2)      the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted Purchase Payments; or
(3)      the sum of:

(a)      200% of the Account Value on the effective date of the benefit;
(b)      200% of all adjusted Purchase Payments made within one year after the effective date of the benefit; and
(c)      all adjusted Purchase Payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent
Purchase Payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below).  Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

KEY FEATURE-- Annual Income Amount under the Highest Daily Lifetime Seven Benefit

The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value.  The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit.  The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.  Under the Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your
Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess
Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal.
Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income
Amount.
A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older)
and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated
Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal.  We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day.  Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur.  The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.
Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values.  If the highest of those values exceeds the existing Annual
Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal
Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest
Quarterly Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

The Highest Daily Lifetime Seven program does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Seven, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that
Annuity Year.

If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for
all three examples:
o        The Issue Date is December 1, 2007
o        The Highest Daily Lifetime Seven benefit is elected on March 5, 2008
o        The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime Seven benefit.

Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case
5% of $120,000).  Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity
Year (up to and including December 1, 2008) is $3,500.
This is the result of a dollar-for-dollar reduction of the Annual Income
Amount - $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to
$0. The remaining withdrawal amount -
$1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that
Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

  Account Value before withdrawal                                                         $110,000.00
  Less amount of "non" excess withdrawal                                                  $  3,500.00
  Account Value immediately before excess withdrawal of $1,500                 $106,500.00
  Excess withdrawal amount                                                                $  1,500.00
  Divided by Account Value immediately before excess withdrawal                $106,500.00
  Ratio                                                                                                                      1.41%
  Annual Income Amount                                                                    $  6,000.00
  Less ratio of 1.41%                                                                     -$     84.51
  Annual Income Amount for future Annuity Years                                $  5,915.49

Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on
August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49.  Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

---------------------------- -------------------------- ------------------------------ -------------------------------
           Date*                   Account Value           Highest Quarterly Value     Adjusted Annual Income Amount
                                                          (adjusted with withdrawal     (5% of the Highest Quarterly
                                                          and Purchase Payments)**                 Value)
---------------------------- -------------------------- ------------------------------ -------------------------------
---------------------------- -------------------------- ------------------------------ -------------------------------
June 1, 2008                 $118,000.00                $118,000.00                    $5,900.00
---------------------------- -------------------------- ------------------------------ -------------------------------
---------------------------- -------------------------- ------------------------------ -------------------------------
August 6, 2008               $120,000.00                $112,885.55                    $5,644.28
---------------------------- -------------------------- ------------------------------ -------------------------------
---------------------------- -------------------------- ------------------------------ -------------------------------
September 1, 2008            $112,000.00                $112,885.55                    $5,644.28
---------------------------- -------------------------- ------------------------------ -------------------------------
---------------------------- -------------------------- ------------------------------ -------------------------------
December 1, 2008             $119,000.00                $119,000.00                    $5,950.00
---------------------------- -------------------------- ------------------------------ -------------------------------
*  In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income
Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
o        The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual
          Income Amount for the Annuity Year), resulting in an adjusted Account Value of  $114,500 before the excess withdrawal.
o        This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of
          $112,885.55.

The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of
December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

BENEFITS UNDER THE HIGHEST DAILY LIFETIME SEVEN PROGRAM
o        To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime Seven, and amounts are still payable under Highest Daily Lifetime Seven, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year.  Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual
     Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual
     Income Amount, the Highest Daily Lifetime Seven benefit terminates, and no additional payments are made.  However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

o        If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

         (1) apply your Account Value to any Annuity option available; or
         (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual
Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1) the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity;
and
(2) the Account Value.

o        If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
o        Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the annuitant's 95th birthday will be treated as annuity payments.

Other Important Considerations
o        Withdrawals under the Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.
o        Withdrawals made while the Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.  The Highest Daily Lifetime Seven Benefit does not directly affect the
     Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
o        You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest
     Daily Lifetime Seven benefit. The Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
o        Upon inception of the benefit, 100% of your Account Value must be allocated to the permitted Sub-accounts.
o        You cannot allocate Purchase Payments or transfer Account Value to the AST Investment Grade Bond Portfolio Sub-account
     (see description below) if you elect this benefit.  A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?".  Upon the initial transfer of your Account Value into the AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you, along with your confirmation.  In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudential.com.
o        Transfers to and from the elected Sub-accounts and an AST Investment Grade Bond Portfolio Sub-account triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
o        You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements.
o        The fee for Highest Daily Lifetime Seven is 0.60% annually of the Protected Withdrawal Value.  We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter.  Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation
     Day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter.  We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account.  Since this fee is based on the Protected
     Withdrawal Value the fee for Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the
     Account Value alone.  If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

Election of and Designations under the Program
For Highest Daily Lifetime Seven, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 55 years old.

Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Seven. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Seven, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian to the Annuitant, or vice versa or (c)
ownership is transferred from one entity to another entity.

Highest Daily Lifetime Seven can be elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions.

Currently, if you terminate the Highest Daily Lifetime Seven benefit, you will only be allowed to re-elect the benefit or elect the Spousal Lifetime Five Benefit, the Lifetime Five Income Benefit, or the Spousal Highest Daily Lifetime Seven Income Benefit on
any anniversary of the Issue Date that is at least 90 calendar days from the date the Highest Daily Lifetime Seven Benefit was
terminated. We reserve the right to further limit the election frequency in the future.    Similarly, we generally will permit
those who have terminated Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five or the Spousal Highest Daily Lifetime
Seven to elect Highest Daily Lifetime Seven only on an anniversary of the Issue Date that is at least 90 calendar days from the date that such benefit was terminated.  We reserve the right to waive that requirement.

Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met.  On the Tenth Anniversary, we add:

a)       your Account Value on the day that you elected Highest Daily Lifetime Seven; and
b)       the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account.  If the sum of (a) and (b) is less than or equal to your
Account Value on the Tenth Anniversary, we make no such adjustment.  The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (other than a bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount.  Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount.  This potential addition to Account Value is available only if you have elected Highest
Daily Lifetime Seven and if you meet the conditions set forth in this paragraph.  Thus, if you take a withdrawal prior to the
Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above.  The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (although if you have elected to take the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount) (iv) upon the death of the Annuitant (v) if both the Account Value and
Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see Election of and.
Designations under the Program).

Upon termination of Highest Daily Lifetime Seven other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio
Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Asset Transfer Component of Highest Daily Lifetime Seven
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime Seven.
For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts".  As a requirement of participating in Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust
(the "AST Investment Grade Bond Sub-account").  We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below.  The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account.  Under the asset transfer component of
Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account.  Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus. Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount.  Note that we use 5% in the formula, irrespective of the Annuitant's attained age.  Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or
"L".  If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST
Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment
Grade Bond Sub-account.  Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted
Sub-accounts) may cause us to transfer some of your variable Account Value to the AST Investment Grade Bond Sub-account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the AST Investment Grade Bond Sub-account.  In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST
Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest
Daily Lifetime Seven, the ratios we use will be fixed.  For newly-issued Annuities that elect Highest Daily Lifetime Seven and existing Annuities that elect Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account.  The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o        If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options).  Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis; or
Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond
Sub-account.
If a significant amount of your Account Value is systematically transferred to the AST Investment Grade Bond Sub-account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
Note that if your entire Account Value is transferred to the  AST Investment Grade Bond Sub-account, then based on the way the formula operates, that value would remain in the AST Investment Grade Bond Sub-account unless you made additional Purchase
Payments to the Permitted Sub-accounts, which could cause Account Value to transfer out of the AST Investment Grade Bond
Sub-account.

Additional Tax Considerations
If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity
(or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that
Required Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.  Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under
"KEY FEATURE - Protected Withdrawal Value".

As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.
However, we do note that if you participate in Highest Daily Lifetime Seven through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

We add the following, as Appendix F, to set forth the formula that governs the required transfers under the Highest Daily Lifetime
Seven benefit:

Terms and Definitions referenced in the calculation formula:

o        Cu - the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the "Effective
     Date") and is not changed for the life of the guarantee.  Currently, it is 83%.
o        Ct - the target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is
     80%.
o        Cl - the lower target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 77%.
o        L - the target value as of the current business day.
o        r - the target ratio.
o        a - factors used in calculating the target value.  These factors are established on the Effective Date and are not changed for the life of the guarantee.
o        V - the total value of all Permitted Sub-accounts in the annuity.
o        B - the total value of the AST Investment Grade Bond Portfolio Sub-account.
o        P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation.  After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted  for withdrawals, and
     (3) the Account Value.
o        T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

* Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

Target Value Calculation:

On each business day, a target value (L) is calculated, according to the following formula.  If the variable account value (V) is equal to zero, no calculation is necessary.

L = 0.05 * P * a

Transfer Calculation:

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r = (L - B) / V.
o        If r > Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.
o        If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T ={Min(V, [L - B - V *  Ct] / (1-Ct))}     , Money moving from the Permitted Sub-accounts to the AST Investment Grade Bond
Portfolio Sub-account

T ={Min(B,- [L - B - V *  Ct] / (1-Ct))}    , Money moving from the AST Investment Grade Bond Portfolio Sub-account to the
Permitted Sub-accounts]

                                                  "a" Factors for Liability Calculations
                                           (in Years and Months since Benefit Effective Date)*

            Months
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 Years           1  2              3        4       5        6        7        8       9       10       11 12
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         1   15.34    15.31    15.27    15.23   15.20    15.16    15.13    15.09   15.05    15.02    14.98 14.95
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         2   14.91    14.87    14.84    14.80   14.76    14.73    14.69    14.66   14.62    14.58    14.55 14.51
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         3   14.47    14.44    14.40    14.36   14.33    14.29    14.26    14.22   14.18    14.15    14.11 14.07
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         4   14.04    14.00    13.96    13.93   13.89    13.85    13.82    13.78   13.74    13.71    13.67 13.63
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         5   13.60    13.56    13.52    13.48   13.45    13.41    13.37    13.34   13.30    13.26    13.23 13.19
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         6   13.15    13.12    13.08    13.04   13.00    12.97    12.93    12.89   12.86    12.82    12.78 12.75
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         7   12.71    12.67    12.63    12.60   12.56    12.52    12.49    12.45   12.41    12.38    12.34 12.30
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         8   12.26    12.23    12.19    12.15   12.12    12.08    12.04    12.01   11.97    11.93    11.90 11.86
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
         9   11.82    11.78    11.75    11.71   11.67    11.64    11.60    11.56   11.53    11.49    11.45 11.42
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        10   11.38    11.34    11.31    11.27   11.23    11.20    11.16    11.12   11.09    11.05    11.01 10.98
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        11   10.94    10.90    10.87    10.83   10.79    10.76    10.72    10.69   10.65    10.61    10.58 10.54
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        12   10.50    10.47    10.43    10.40   10.36    10.32    10.29    10.25   10.21    10.18    10.14 10.11
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        13   10.07    10.04    10.00     9.96    9.93     9.89     9.86     9.82    9.79     9.75     9.71 9.68
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        14    9.64     9.61     9.57     9.54    9.50     9.47     9.43     9.40    9.36     9.33     9.29 9.26
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        15    9.22     9.19     9.15     9.12    9.08     9.05     9.02     8.98    8.95     8.91     8.88 8.84
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        16    8.81     8.77     8.74     8.71    8.67     8.64     8.60     8.57    8.54     8.50     8.47 8.44
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        17    8.40     8.37     8.34     8.30    8.27     8.24     8.20     8.17    8.14     8.10     8.07 8.04
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        18    8.00     7.97     7.94     7.91    7.88     7.84     7.81     7.78    7.75     7.71     7.68 7.65
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        19    7.62     7.59     7.55     7.52    7.49     7.46     7.43     7.40    7.37     7.33     7.30 7.27
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        20    7.24     7.21     7.18     7.15    7.12     7.09     7.06     7.03    7.00     6.97     6.94 6.91
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        21    6.88     6.85     6.82     6.79    6.76     6.73     6.70     6.67    6.64     6.61     6.58 6.55
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        22    6.52     6.50     6.47     6.44    6.41     6.38     6.36     6.33    6.30     6.27     6.24 6.22
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        23    6.19     6.16     6.13     6.11    6.08     6.05     6.03     6.00    5.97     5.94     5.92 5.89
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        24    5.86     5.84     5.81     5.79    5.76     5.74     5.71     5.69    5.66     5.63     5.61 5.58
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        25    5.56     5.53     5.51     5.48    5.46     5.44     5.41     5.39    5.36     5.34     5.32 5.29
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        26    5.27     5.24     5.22     5.20    5.18     5.15     5.13     5.11    5.08     5.06     5.04 5.01
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        27    4.99     4.97     4.95     4.93    4.91     4.88     4.86     4.84    4.82     4.80     4.78 4.75
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        28    4.73     4.71     4.69     4.67    4.65     4.63     4.61     4.59    4.57     4.55     4.53 4.51
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        29    4.49     4.47     4.45     4.43    4.41     4.39     4.37     4.35    4.33     4.32     4.30 4.28
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        30    4.26     4.24     4.22     4.20    4.18     4.17     4.15     4.13    4.11     4.09     4.07 4.06
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        31    4.04     4.02     4.00     3.98    3.97     3.95     3.93     3.91    3.90     3.88     3.86 3.84
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        32    3.83     3.81     3.79     3.78    3.76     3.74     3.72     3.71    3.69     3.67     3.66 3.64
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        33    3.62     3.61     3.59     3.57    3.55     3.54     3.52     3.50    3.49     3.47     3.45 3.44
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        34    3.42     3.40     3.39     3.37    3.35     3.34     3.32     3.30    3.29     3.27     3.25 3.24
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        35    3.22     3.20     3.18     3.17    3.15     3.13     3.12     3.10    3.08     3.07     3.05 3.03
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        36    3.02     3.00     2.98     2.96    2.95     2.93     2.91     2.90    2.88     2.86     2.85 2.83
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        37    2.81     2.79     2.78     2.76    2.74     2.73     2.71     2.69    2.68     2.66     2.64 2.62
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        38    2.61     2.59     2.57     2.56    2.54     2.52     2.51     2.49    2.47     2.45     2.44 2.42
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        39    2.40     2.39     2.37     2.35    2.34     2.32     2.30     2.29    2.27     2.25     2.24 2.22
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        40    2.20     2.19     2.17     2.15    2.14     2.12     2.11     2.09    2.07     2.06     2.04 2.02
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
        41    2.01     1.84     1.67     1.51    1.34     1.17     1.00     0.84    0.67     0.50     0.33 0.17
--------------------------------------------------------------------------------------------------------------------

         * The values set forth in this table are applied to all ages.

o        We add the following, to reflect the offering of the Spousal Highest Daily Lifetime Seven Income Benefit:

SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT
SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (SPOUSAL HIGHEST DAILY LIFETIME SEVEN)

------------------------------------------------------------------------------------------------------------------------------------
Spousal Highest Daily Lifetime Seven is the spousal version of Highest Daily Lifetime Seven.  Currently, if you elect Spousal
Highest Daily Lifetime Seven and subsequently terminate the benefit, you will have a waiting period until you can elect Spousal
Lifetime Five, Lifetime Five, Highest Daily Lifetime Seven, or Spousal Highest Daily Lifetime Seven.  See "Election of and
Designations under the Program" below for details.  Spousal Highest Daily Lifetime Seven must be elected based on two Designated
Lives, as described below.  Each Designated Life must be at least 591/2years old when the benefit is elected.  Spousal Highest
Daily Lifetime Seven is not available if you elect any other optional living benefit or optional death benefit.  As long as your
Spousal Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this program.  For a more detailed description of the permitted investment options, see the Investment options section of this prospectus.
------------------------------------------------------------------------------------------------------------------------------------

We offer a benefit that guarantees until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected
Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime Seven benefit after the death of the first spouse.  You are not required to make withdrawals as part of the program--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Spousal Highest Daily Lifetime Seven, and in Appendix F to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Spousal Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the
Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Seven.

KEY FEATURE--Protected Withdrawal Value

The Protected Withdrawal Value is used to calculate the initial Annual Income Amount.  On the effective date of the benefit, the
Protected Withdrawal Value is equal to your Account Value.  On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

The Periodic Value initially is equal to the Account Value on the effective date of the benefit.  On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value.  We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth
Anniversary Date.  On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

a.       the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day
                (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day;
                and
b.       the Account Value.

If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

a.       the Account Value; or
b.       the Periodic Value on the date of the withdrawal.

If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth
Anniversary Date is equal to the greatest of:

(1)      the Account Value; or
(2)      the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted Purchase Payments; or
(3)      the sum of:

              (a) 200% of the Account Value on the effective date of the benefit;
              (b) 200% of all adjusted Purchase Payments made within one year after the effective date of the benefit; and
              (c) all adjusted Purchase Payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent
Purchase Payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below).  Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

KEY FEATURE--Annual Income Amount under the Spousal Highest Daily Lifetime Seven Benefit

The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value.  The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit.  The percentages are: 5% for
ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older.    We use the age of the youngest
Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce.    Under the
Spousal Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the
Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal.  Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the
reduction to the Annual Income Amount.    A Purchase Payment that you make will (i) increase the then-existing Annual Income
Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7%
for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase
Payment (including the amount of any associated Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal.  We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day.  Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur.  The percentages are 5% for ages 79 and younger, 6% for ages 80 - 84, 7% for ages 85-89, and 8% for ages 90 and older.  Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values.  If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing
Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based.  If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for
Spousal Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

The Spousal Highest Daily Lifetime Seven program does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Seven, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual
Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for
all three examples:
o        The Issue Date is December 1, 2007
o        The Spousal Highest Daily Lifetime Seven benefit is elected on March 5, 2008.
o        The youngest Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime Seven benefit.

Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest
Designated Life is younger than 80 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal
Value, in this case 5% of $120,000).  Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income
Amount for that Annuity Year (up to and including December 1, 2008) is $3,500.  This is the result of a dollar-for-dollar reduction of the Annual Income Amount - $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to
$0. The remaining withdrawal amount -
$1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that
Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

  Account Value before withdrawal                                                         $110,000.00
  Less amount of "non" excess withdrawal                                                  $  3,500.00
  Account Value immediately before excess withdrawal of $1,500                 $106,500.00
  Excess withdrawal amount                                                                $  1,500.00
  Divided by Account Value immediately before excess withdrawal                $106,500.00
  Ratio                                                                                                                      1.41%
  Annual Income Amount                                                                    $  6,000.00
  Less ratio of 1.41%                                                                     -$     84.51
  Annual Income Amount for future Annuity Years                                $  5,915.49

Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest
Designated Life's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity
Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income
Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on
August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49.  Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

---------------------------- -------------------------- -------------------------- --------------------------
           Date*                   Account Value         Highest Quarterly Value    Adjusted Annual Income
                                                             (adjusted with            Amount (5% of the
                                                         withdrawal and Purchase   Highest Quarterly Value)
                                                               Payments)**
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
June 1, 2008                 $118,000.00                $118,000.00                $5,900.00
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
August 6, 2008               $120,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
September 1, 2008            $112,000.00                $112,885.55                $5,644.28
---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------
December 1, 2008             $119,000.00                $119,000.00                $5,950.00
---------------------------- -------------------------- -------------------------- --------------------------
*  In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income
Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
o        The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual
          Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
o        This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of
          $112,885.55.

The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of
December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

BENEFITS UNDER THE SPOUSAL HIGHEST DAILY LIFETIME SEVEN PROGRAM
o        To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime Seven, and amounts are still payable under Spousal Highest Daily Lifetime Seven, we will make an additional payment, if any, for that Annuity
     Year equal to the remaining Annual Income Amount for the Annuity Year.  Thus, in that scenario, the remaining Annual Income
     Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the
     Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the
     Designated Lives were spouses at the time of the first death.  To the extent that cumulative withdrawals in the current
     Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily
     Lifetime Seven benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

o        If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

         (1) apply your Account Value to any Annuity option available; or
         (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual
Income Amount.  We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.  If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1)      the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
(2)      the Account Value.

o        If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
o        Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the older of the owner or Annuitant's 95th birthday, will be treated as annuity payments.

Other Important Considerations
o        Withdrawals under the Spousal Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the
     Annuity, including any CDSC.
o        Withdrawals made while the Spousal Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.  The Spousal Highest Daily Lifetime Seven Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
o        You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal
     Highest Daily Lifetime Seven benefit. The Spousal Highest Daily Lifetime Seven benefit provides a guarantee that if your
     Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
o        Upon inception of the benefit, 100% of your Account Value must be allocated to the permitted Sub-accounts.
o        You cannot allocate Purchase Payments or transfer Account Value to the AST Investment Grade Bond Portfolio Sub-account
     (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?".  Upon the initial transfer of your Account Value into the AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you, along with your confirmation.  In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudential.com
o        You can make withdrawals from your Annuity without purchasing the Spousal Highest Daily Lifetime Seven benefit. The
     Spousal Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
o        Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
o        You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Spousal Highest Daily Lifetime Seven benefit.  If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements.
o         The fee for Spousal Highest Daily Lifetime Seven is 0.75% annually of the Protected Withdrawal Value.  We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter.  Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation
     Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter.  We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account.  Since this fee is based on the Protected Withdrawal
     Value, the fee for Spousal Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the
     Account Value alone.  If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

Election of and Designations under the Program
Spousal Highest Daily Lifetime Seven can only be elected based on two Designated Lives.  Designated Lives must be natural persons who are each other's spouses at the time of election of the program and at the death of the first of the Designated Lives to die.
Currently, Spousal Highest Daily Lifetime Seven only may be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

o        One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse.  The
         Owner/Annuitant and the beneficiary each must be at least 591/2years old at the time of election; or
o        Co-Annuity Owners, where the Owners are each other's spouses.  The beneficiary designation must be the surviving spouse, or the spouses named equally.  One of the owners must be the Annuitant.  Each Owner must each be at least 591/2years old at the time of election; or
o        One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the
         Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the
         Contingent Annuitant.    Both the Annuitant and the Contingent Annuitant each must be at least 591/2years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:  (a) if one Owner dies and the surviving spousal Owner assumes the Annuity or (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as
Owner.  We permit changes of beneficiary under this benefit.   If the Designated Lives divorce, the Spousal Highest Daily Lifetime
Seven benefit may not be divided as part of the divorce settlement or judgment.  Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage.

Spousal Highest Daily Lifetime Seven can be elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions.

Currently, if you terminate the Spousal Highest Daily Lifetime Seven benefit, you will only be allowed to re-elect the benefit or to elect the Lifetime Five Benefit, the Spousal Lifetime Five Benefit,  or the Highest Daily Lifetime Seven Benefit on any
anniversary of the Issue Date that is at least 90 calendar days from the date the Spousal Highest Daily Lifetime Seven Benefit was
terminated. We reserve the right to further limit the election frequency in the future.    Similarly, we generally will permit
those who have terminated Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, or Highest Daily Lifetime Seven to
elect Spousal Highest Daily Lifetime Seven only on an anniversary of the Issue Date that is at least 90 calendar days from the date that such benefit was terminated.  We reserve the right to waive that requirement.

Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met.  On the Tenth Anniversary, we add:

a)       your Account Value on the day that you elected Spousal Highest Daily Lifetime Seven; and
b)       the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account.  If the sum of (a) and (b) is less than or equal to your
Account Value on the Tenth Anniversary, we make no such adjustment.  The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (other than a bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount.  Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount.  This potential addition to Account Value is available only if you have elected Spousal
Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph.  Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above.  The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life)
(ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount) (iv) upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments (vi) if both the Account Value and Annual
Income Amount equal zero or (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Program).

Upon termination of Spousal Highest Daily Lifetime Seven other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond
Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or
(in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Asset Transfer Component of Spousal Highest Daily Lifetime Seven
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Spousal Highest Daily Lifetime
Seven.  For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts".  As a requirement of participating in Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced
Series Trust (the "AST Investment Grade Bond Sub-account").  We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below.  The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account.  Under the asset transfer component of Spousal Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account.
Any transfer would be made in accordance with a formula, which is set forth in Appendix F to this prospectus.   Speaking
generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily annual income amount.  Note that we use 5% in the formula, irrespective of the youngest Designated Life's attained age.  Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L".  If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment
Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond
Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account , and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account .  Conversely, if the Target
Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the
Permitted Sub-accounts would occur.

As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted
Sub-accounts) may cause us to transfer some of your variable Account Value to the AST Investment Grade Bond Sub-account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the AST Investment Grade Bond Sub-account.  In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST
Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Spousal
Highest Daily Lifetime Seven, the ratios we use will be fixed.  For newly-issued Annuities that elect Spousal Highest Daily
Lifetime Seven and existing Annuities that elect Spousal Highest Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account.  The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Spousal Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o        If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options).  Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis; or
o        Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond
     Sub-account.

If a significant amount of your Account Value is systematically transferred to the AST Investment Grade Bond Sub-account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
Note that if your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, that value would remain in the AST Investment Grade Bond Sub-account unless you made additional Purchase
Payments to the Permitted Sub-accounts, which could cause Account Value to transfer out of the AST Investment Grade Bond
Sub-account.

Additional Tax Considerations
If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity
(or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that
Required Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.  Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under
"KEY FEATURE - Protected Withdrawal Value".

As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here.
However, we do note that if you participate in Spousal Highest Daily Lifetime Seven through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
o        Spousal Highest Daily Lifetime Seven Asset Allocation Formula.  As indicated above, Spousal Highest Daily Lifetime Seven uses the same asset transfer formula as Highest Daily Lifetime Seven and uses the same table of age-related factors.  See
          Appendix F.

o        We add the following at the end of the section entitled "Managing Your Account Value":

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
Yes.  Subject to State approval, we offer different programs for investors who wish to invest in the Sub-accounts but also wish to protect their principal, as of a specific date in the future. They are the Highest Daily Lifetime Five Income Benefit, the Highest
Daily Lifetime Seven Income Benefit, the Spousal Highest Daily Lifetime Seven Income Benefit and the Highest Daily GRO program.
Under Highest Daily GRO, Account Value is allocated to and maintained in a specified bond portfolio Sub-account to the extent stipulated by the asset transfer formula that we employ to support our guarantee under the program. Highest Daily Lifetime Five,
Highest Daily Lifetime Seven, and Spousal Highest Daily Lifetime Seven each include a specialized asset transfer component under which we may transfer Account Value between permitted Sub-accounts and a fixed interest rate account or bond sub-account.  Under
Highest Daily Lifetime Five, Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven, the "return of premium"
component is only one feature of the benefit, and only applies if no withdrawals are taken for the first ten years after benefit election.  You may not want to use any of these programs if you expect to begin taking annuity payments before the program would be completed. In addition, as with many "return of premium" programs, the Sub-accounts that you are able to choose may be limited.
The asset transfer feature of the benefit could result in your missing investment opportunities in Sub-accounts that you are not invested in, due to the operation of the formula.

There is an additional charge if you elect Highest Daily GRO, Highest Daily Lifetime Five, Highest Daily Lifetime Seven or Spousal
Highest Daily Lifetime Seven.  See the "Living Benefit Programs" section of the Prospectus for details on Highest Daily GRO and
Highest Daily Lifetime Five, Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven. Restrictions and limitations apply.

V. Effective  January 28, 2008, the underlying  portfolios  listed below are being offered as new  Sub-accounts  under your annuity.
In order to reflect these additions:

     In the section of each Prospectus entitled "Summary of Contract Expenses",  sub-section "Underlying Portfolio Annual Expenses", under the heading "Advanced Series Trust", the following portfolios have been added:

    --------------------------------------------------------------------------------------------------------------------------------------
                                                    UNDERLYING PORTFOLIO ANNUAL EXPENSES
                                  (as a percentage of the average net assets of the underlying Portfolios)
    --------------------------------------------------------------------------------------------------------------------------------------
    ------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
                                                                                                  Acquired              Total Annual
                                                 Management      Other                            Portfolio
              UNDERLYING PORTFOLIO                  Fees          Expenses         12b-1           Fees &            Portfolio Operating
    Advanced Series Trust:                                                          Fees          Expenses
                                                                                                                          Expenses*
    ------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
    ------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
    AST Investment Grade Bond Portfolio             0.65%          0.99%           0               0                     1.64%
    ------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
    ------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
    AST Bond Portfolio 2015                         0.65%          0.80%           0               0                     1.45%
    ------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
    ------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
    AST Bond Portfolio 2018                         0.65%          0.80%           0               0                     1.45%
    ------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
    ------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
    AST Bond Portfolio 2019                         0.65%          0.80%           0               0                     1.45%
    ------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
*The total actual  operating  expenses for the  portfolios  are less than the amounts shown in the table above,  due to fee waivers, reimbursement  of  expenses,  and expense  offset  arrangements  ("Arrangements").  These  Arrangements  are  voluntary,  and may be terminated  at any  time.  In  addition,  the  Arrangements  may be  modified  periodically.  For  more  information  regarding  the
Arrangements, please see the prospectus and statement of additional information for the portfolios.

The following is being added to the chart in each Prospectus in the section entitled "Investment Options":

----------------------- ----------------------------------------------------------------------------------- -------------------------
        STYLE/                                    INVESTMENT OBJECTIVES/POLICIES                                   PORTFOLIO
         TYPE                                                                                                       ADVISOR/
                                                                                                                  SUB-ADVISOR
                        ----------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------------------------------------------------------
      AST FUNDS
-------------------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Investment  Grade Bond  Portfolio:  seeks the highest  potential  total return  Prudential Investment consistent  with its  specified  level of risk  tolerance  to meet the  parameters  Management Services established  to support the Highest  Daily  Lifetime  Seven  benefits and maintain liquidity to support changes in market  conditions for a fixed duration  (weighted average  maturity)  of about 6 years.  Please note that you may not make  purchase payments  to this  Portfolio,  and that  this  Portfolio  is  available  only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
                        AST Bond Portfolio 2015: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to  Management Services support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2015.  Please  note  that  you may not make
     Fixed Income       purchase  payments to this  Portfolio,  and that this  Portfolio is available only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
                        AST Bond Portfolio 2018: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to  Management Services support the GRO  benefits  and  maintain  liquidity  to support  changes in market
     Fixed Income       conditions  for a fixed  maturity  of  2018.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Bond Portfolio 2019: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to  Management Services support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2019.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------

Immediately after the chart listing the currently available and permitted investment options for certain optional benefits, we add the following:

"Because under certain option benefits we restrict the investment options in which you can participate, note that your participation in those benefit could result in your missing investment opportunities that might arise in investment options from which you are excluded. (Of course, potentially missing investment opportunities in investment options in which you do not participate is an inherent consequence of any investment choice, and generally speaking, it is your decision as to how to invest your purchase payments)."

VII.  REVISED EXPENSE EXAMPLES:

We include revised expense examples, which reflect the following changed assumptions:

For Pruco Life Prudential Premier Series (B, X and L), the most expensive combination of charges is equal to the sum of:

o        the charge for Highest Daily Lifetime Seven (60 bps annually of Protected Withdrawal Value); and
o        the charge for the Combination 5% roll-up and HAV death benefit (50 bps annually of the Sub-account assets)

In addition:
o        the most expensive Sub-account has total expenses (before reimbursement) of 1.45% annually - - which are the total expenses for the AST Investment Grade Bond Portfolio used with Highest Daily Lifetime Seven; and
o        for the X Series example, the Purchase Credit applicable to the Annuity is 6% of the Purchase Payment.

Expense Examples are provided as follows: 1) if you surrender the Annuity at the end of the stated time period; 2) if you annuitize at the end of the stated time period; and 3) if you do not surrender your Annuity.

IF YOU SURRENDER YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       B Series                $1,037               $1,682                $2,344               $4,248
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       L Series                $1,071               $1,872                $2,233               $4,534
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       X Series                $1,256               $2,066                $2,796               $4,574
----------------------- --------------------- -------------------- --------------------- --------------------

IF YOU ANNUITIZE YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:(1)

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       B Series                 N/A                 $1,232                $2,074               $4,248
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       L Series                 N/A                 $1,332                $2,233               $4,534
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       X Series                 N/A                 $1,346                $2,256               $4,574
----------------------- --------------------- -------------------- --------------------- --------------------

IF YOU DO NOT SURRENDER YOUR ANNUITY:

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       B Series                 $407                $1,232                $2,074               $4,248
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       L Series                 $441                $1,332                $2,233               $4,534
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       X Series                 $446                $1,346                $2,256               $4,574
----------------------- --------------------- -------------------- --------------------- --------------------
1        You may not annuitize in the first Annuity Year

For Pruco Life OF NEW JERSEY Prudential Premier Series (B, X and L), the most expensive combination of charges is equal to the sum of:

o        the charge for Highest Daily Lifetime Seven (60 bps annually of Protected Withdrawal Value); and
o        the charge for the HAV death benefit (25 bps annually of the Sub-account assets)

     In addition:

o        The most expensive Sub-account has total expenses (before reimbursement) of 1.45% annually - - which are the total expenses for the AST Investment Grade Bond Portfolio used with Highest Daily Lifetime Seven
o        For the X Series example, the Purchase Credit applicable to the Annuity is 6% of the Purchase Payment

Expense Examples are provided as follows: 1) if you surrender the Annuity at the end of the stated time period; 2) if you annuitize at the end of the stated time period; and 3) if you do not surrender your Annuity.

IF YOU SURRENDER YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       B Series                $1,007               $1,596                $2,204               $3,993
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       L Series                $1,042               $1,787                $2,097               $4,289
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       X Series                $1,227               $1,981                $2,660               $4,331
----------------------- --------------------- -------------------- --------------------- --------------------

IF YOU ANNUITIZE YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:(1)

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       B Series                 N/A                 $1,146                $1,934               $3,993
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       L Series                 N/A                 $1,247                $2,097               $4,289
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       X Series                 N/A                 $1,261                $2,120               $4,331
----------------------- --------------------- -------------------- --------------------- --------------------

IF YOU DO NOT SURRENDER YOUR ANNUITY:

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       B Series                 $377                $1,146                $1,934               $3,993
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       L Series                 $412                $1,247                $2,097               $4,289
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
       X Series                 $417                $1,261                $2,120               $4,331
----------------------- --------------------- -------------------- --------------------- --------------------
1.       You may not annuitize in the first Annuity Year

VIII.  For Pruco Life Premier:

In the section of each prospectus entitled "Selecting the Variable Annuity That's Right For You", we include hypothetical illustrations depicting how certain assumed rates of return would affect contract values and surrender values over an extended period of time.  Currently, those illustrations use a 0% gross assumed rate of return and a 6% gross assumed rate of return.  We add to those hypothetical illustrations the following illustrations, which are based on the same assumptions, except that a 10%
gross rate of return is assumed:

10% Gross rate of return with 6% bonus on X share

       L Series                              B Series                         X Series
            Contract             Surr             Contract           Surr          Contract          Surr
Yr            Value              Value              Value           Value           Value           Value
       --------------------------------------------------------------------------------------------------------
      1            107,259            100,259            107,630       100,630           113,639       104,639
       --------------------------------------------------------------------------------------------------------
      2            115,068            108,068            115,865       109,865           121,852       113,352
       --------------------------------------------------------------------------------------------------------
      3            123,445            117,445            124,730       119,730           130,659       122,659
       --------------------------------------------------------------------------------------------------------
      4            132,432            127,432            134,273       130,273           140,102       133,102
       --------------------------------------------------------------------------------------------------------
      5            142,073            142,073            144,547       141,547           150,227       144,227
       --------------------------------------------------------------------------------------------------------
      6            152,416            152,416            155,606       153,606           161,084       156,084
       --------------------------------------------------------------------------------------------------------
      7            163,512            163,512            167,512       166,512           172,726       168,726
       --------------------------------------------------------------------------------------------------------
      8            175,415            175,415            180,329       180,329           185,209       182,209
       --------------------------------------------------------------------------------------------------------
      9            188,186            188,186            194,126       194,126           198,595       196,595
       --------------------------------------------------------------------------------------------------------
     10            201,886            201,886            208,980       208,980           213,376       213,376
       --------------------------------------------------------------------------------------------------------
     11            216,583            216,583            224,969       224,969           229,226       229,226
       --------------------------------------------------------------------------------------------------------
     12            232,350            232,350            242,182       242,182           246,222       246,222
       --------------------------------------------------------------------------------------------------------
     13            249,265            249,265            260,712       260,712           264,446       264,446
       --------------------------------------------------------------------------------------------------------
     14            267,412            267,412            280,660       280,660           283,987       283,987
       --------------------------------------------------------------------------------------------------------
     15            286,880            286,880            302,134       302,134           304,940       304,940
       --------------------------------------------------------------------------------------------------------
     16            307,765            307,765            325,251       325,251           327,407       327,407
       --------------------------------------------------------------------------------------------------------
     17            330,170            330,170            350,137       350,137           351,498       351,498
       --------------------------------------------------------------------------------------------------------
     18            354,206            354,206            376,927       376,927           377,331       377,331
       --------------------------------------------------------------------------------------------------------
     19            379,993            379,993            405,767       405,767           405,030       405,030
       --------------------------------------------------------------------------------------------------------
     20            407,656            407,656            436,813       436,813           434,731       434,731
       --------------------------------------------------------------------------------------------------------
     21            437,334            437,334            470,235       470,235           466,579       466,579
       --------------------------------------------------------------------------------------------------------
     22            469,172            469,172            506,213       506,213           500,728       500,728
       --------------------------------------------------------------------------------------------------------
     23            503,328            503,328            544,945       544,945           537,346       537,346
       --------------------------------------------------------------------------------------------------------
     24            539,970            539,970            586,640       586,640           576,610       576,610
       --------------------------------------------------------------------------------------------------------
     25            579,280            579,280            631,526       631,526           618,711       618,711
       --------------------------------------------------------------------------------------------------------
     26            621,452            621,452            679,846       679,846           663,856       663,856
       --------------------------------------------------------------------------------------------------------
     27            666,694            666,694            731,862       731,862           712,263       712,263
       --------------------------------------------------------------------------------------------------------
     28            715,229            715,229            787,859       787,859           764,168       764,168
       --------------------------------------------------------------------------------------------------------
     29            767,298            767,298            848,140       848,140           819,825       819,825
       --------------------------------------------------------------------------------------------------------
     30            823,158            823,158            913,034       913,034           879,504       879,504
       --------------------------------------------------------------------------------------------------------

10% Gross Rate of Return with 6% bonus on X share

-----------------------------------------------------------------
               otal Days in     Years from
               hich Product's   the Issue
Product Name  Turrender Value   Date in which Days within the
              ws highest        the Surrender period in which
              s                 Value is      the Surrender
              i                 highest       Value is highest
-----------------------------------------------------------------
L Share                        0
-----------------------------------------------------------------

-----------------------------------------------------------------
B Share                     418519-30         6766-10950
-----------------------------------------------------------------

-----------------------------------------------------------------

-----------------------------------------------------------------
X Share                     67651-19          1-6765
-----------------------------------------------------------------

-----------------------------------------------------------------

Days listed assume 365 days per year and do not account for Leap Years
Assumptions:
a.  $100,000 initial investment
b.  Fund Expenses =1.02%
c.  No optional death benefits or living benefits elected
e.  Surrender value assumes surrender 2 days before policy anniversary

For PLNJ Premier:

In the section of each prospectus entitled "Selecting the Variable Annuity That's Right For You", we include hypothetical illustrations depicting how certain assumed rates of return would affect contract values and surrender values over an extended period of time.  Currently, those illustrations use a 0% gross assumed rate of return and a 6% gross assumed rate of return.  We add to those hypothetical illustrations the following illustrations, which are based on the same assumptions, except that a 10%
gross rate of return is assumed:

10% Gross Rate of Return with 6% bonus on X share

--------------------------------------------------------------------------------------------------------------------
                             L Share                          B Share                          X Share
------------------
                 ---------------------------------------------------------------------------------------------------
       Yr            Annuity        Surrender         Annuity        Surrender         Annuity        Surrender
                      Value           Value            Value           Value            Value           Value
--------------------------------------------------------------------------------------------------------------------
                1         107,259         100,259          107,630         100,630          113,639         104,639
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
                2         115,068         109,068          115,865         109,865          121,852         113,352
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
                3         123,445         118,445          124,730         119,730          130,659         122,659
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
                4         132,432         128,432          134,273         130,273          140,102         133,102
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
                5         142,073         142,073          144,547         141,547          150,227         144,227
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
                6         152,416         152,416          155,606         153,606          161,084         156,084
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
                7         163,512         163,512          167,512         166,512          172,726         168,726
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
                8         175,415         175,415          180,329         180,329          185,209         182,209
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
                9         188,186         188,186          194,126         194,126          198,595         196,595
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
               10         201,886         201,886          208,980         208,980          213,376         213,376
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
               11         216,583         216,583          224,969         224,969          229,226         229,226
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
               12         232,350         232,350          242,182         242,182          246,222         246,222
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
               13         249,265         249,265          260,712         260,712          264,446         264,446
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
               14         267,412         267,412          280,660         280,660          283,987         283,987
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
               15         286,880         286,880          302,134         302,134          304,940         304,940
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
               16         307,765         307,765          325,251         325,251          327,407         327,407
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
               17         330,170         330,170          350,137         350,137          351,498         351,498
                 ---------------------------------------------------------------------------------------------------
                                                                                                   -----------------
               18         354,206         354,206          376,927         376,927          377,331         377,331
                 ---------------------------------------------------------------------------------------------------
                                                                  -----------------
               19         379,993         379,993          405,767         405,767          405,030         405,030
                 ---------------------------------------------------------------------------------------------------
                                                                  -----------------
               20         407,656         407,656          436,813         436,813          434,731         434,731
                 ---------------------------------------------------------------------------------------------------
                                                                  -----------------
               21         437,334         437,334          470,235         470,235          466,579         466,579
                 ---------------------------------------------------------------------------------------------------
                                                                  -----------------
               22         469,172         469,172          506,213         506,213          500,728         500,728
                 ---------------------------------------------------------------------------------------------------
                                                                  -----------------
               23         503,328         503,328          544,945         544,945          537,346         537,346
                 ---------------------------------------------------------------------------------------------------
                                                                  -----------------
               24         539,970         539,970          586,640         586,640          576,610         576,610
                 ---------------------------------------------------------------------------------------------------
                                                                  -----------------
               25         579,280         579,280          631,526         631,526          618,711         618,711
                 ---------------------------------------------------------------------------------------------------
                                                                  -----------------
               26         621,452         621,452          679,846         679,846          663,856         663,856
                 ---------------------------------------------------------------------------------------------------
                                                                  -----------------
               27         666,694         666,694          731,862         731,862          712,263         712,263
                 ---------------------------------------------------------------------------------------------------
                                                                  -----------------
               28         715,229         715,229          787,859         787,859          764,168         764,168
                 ---------------------------------------------------------------------------------------------------
                                                                  -----------------
               29         767,298         767,298          848,140         848,140          819,825         819,825
                 ---------------------------------------------------------------------------------------------------
                                                                  -----------------
               30         823,158         823,158          913,034         913,034          879,504         879,504
--------------------------------------------------------------------------------------------------------------------

Assumptions:
a. $100,000 initial investment
b. Fund Expenses = 1.02%
c. No optional death benefits or living benefits elected
d. Surrender value is accounted for 2 days prior to contract anniversary

10% Gross Rate of Return with 6% bonus on X share

--------------------------------------------------------------------------------------------------------------------
Product Name                 Total Days in which          Years from the Issue Date   Days within the period in
                             Product's surrender Value is in which the Surrender      which the Surrender Value is
                             highest                      Value is highest            highest
--------------------------------------------------------------------------------------------------------------------
L Share                                                  0                           0                            0

--------------------------------------------------------------------------------------------------------------------
B Share                                              6,765                        1-19                       1-6765

--------------------------------------------------------------------------------------------------------------------
X Share                                              4,185                       19-30                   6766-10950

Days listed assume 365 days per year and do not account
for Leap Years

------------------------------------------------------------------------------------------------------------------------------------

                                                                PART C

                                                           OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

---------------------------------------------------------------------------------------------------------------------------------------

(3) (c) Form of Distribution and Principal Underwriting Agreement between Pruco Life Insurance Company and Prudential Annuities
Distributors, Inc. (FILED HEREWITH)

(4) (v) Highest Daily Guaranteed Return Option endorsement (FILED HEREWITH)

(4) (w) Highest Daily Lifetime Seven endorsement (FILED HEREWITH)

(10) Consent of PricewaterhouseCoopers LLP

---------------------------------------------------------------------------------------------------------------------------------------

                                                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant  certifies that it meets the  requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this post-effective amendment to be signed on its behalf on this 18th day of December 2007.

                                       THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                                              Registrant

                                                   By: Pruco Life Insurance Company

Attest:    /s/ Thomas C. Castano                                     ____  /s/Scott D. Kaplan
Thomas C. Castano                                                               Scott D. Kaplan
Secretary                                                                       President

                                                              SIGNATURES

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

                                                          Signature and Title

      *
JAMES J. AVERY JR.

VICE CHAIRMAN AND DIRECTOR                           Date: December 18, 2007

      *                                                         * *By: /s/ Thomas C. Castano
SCOTT D. KAPLAN                                      THOMAS C. CASTANO
PRESIDENT AND DIRECTOR                               (ATTORNEY-IN-FACT)

      *
TUCKER I. MARR
VICE PRESIDENT, AND
CHIEF FINANCIAL OFFICER

      *
BERNARD J. JACOB
DIRECTOR

      *
HELEN M. GALT
DIRECTOR

      *
DAVID R. ODENATH, JR.
DIRECTOR

333-130989

                                                                EXHIBIT

---------------------------------------------------------------------------------------------------------------------------------------

(3) (c) Form of Distribution and Principal Underwriting Agreement between Pruco Life Insurance Company and Prudential Annuities
Distributors, Inc.

(4) (v) Highest Daily Guaranteed Return Option endorsement

(4) (w) Highest Daily Lifetime Seven endorsement

(10) Consent of PricewaterhouseCoopers LLP